Organization and Plan of Business Operations - The Trust Account (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
The Trust Account
Cash and cash equivalents held in the Trust Account		$ 312,497,921
U.S. Treasury bills | Fair Value, Inputs, Level 1
The Trust Account
Cash and cash equivalents held in the Trust Account	$ 316,284,206